COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	3 Months Ended			12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2010	Jul. 28, 2010 North Bay [Member]	Jul. 28, 2010 ACG Consulting [Member]
Start-up expenses payable			$ 22,216	$ 0	$ 0	$ 0
Increase (Decrease) in Other Accrued Liabilities	49,000	28,000	37,216	100,000	136,030	1,200,593	1,249,593
Payments for start-up expenses			$ 15,000
Ownership of Regional Center									49.00%	51.00%
Agreement Terms, Description								Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS.In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project.No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders.